Convertible Notes Payable (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2022	Jul. 08, 2022	Dec. 31, 2022	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jul. 31, 2020	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 18, 2023	Feb. 20, 2023	Dec. 06, 2022	Sep. 16, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Note principal amount												$ 3,961,000
Debt instrument interest rate																2.00%
conversion price												$ 1.58835
Issued to related party	[1]						$ 6,819		$ 6,819
Placement agent fees															$ 57,980
Financial Designation, Predecessor and Successor [Fixed List]		Successor		Successor			Successor	Predecessor	Successor	Predecessor		Predecessor	Successor	Predecessor
Amortization of debt discount
Accured interest												$ 709,608
Convertion of debt into shares												2,940,537
Derivative liabilities														$ 560,600					$ 788,700
Shares converted into common stock				583,831
Conversion description												The automatic conversion was pursuant to the share-settled redemption feature included in the original terms of the Notes which resulted in a conversion price of $1.58835 (80% of the $1.98542 fair value per share of the Predecessor common stock which was determined using the Business Combination exchange ratio of 5.037).
Predecessor [Member]
Short-Term Debt [Line Items]
Placement agent fees			$ 21,200														$ 2,000	$ 16,000
Financial Designation, Predecessor and Successor [Fixed List]								Predecessor		Predecessor		Predecessor		Predecessor
Amortization of debt discount										$ 39,492		$ 39,492		$ 317,833
Derivative liabilities												$ 1,167,601		560,600
Shares converted into common stock												2,940,537
Predecessor [Member] | Interest Expense [Member]
Short-Term Debt [Line Items]
Amortization of debt discount												$ 709,608		$ 317,833
Common Stock Payable [Member]
Short-Term Debt [Line Items]
Fair value price percentage												80.00%
Fair value per share												$ 1.98542
2021 Notes [Member]
Short-Term Debt [Line Items]
Note principal amount			5,230,000
Qualified equity financing exceeded proceeds			500,000
Accured interest			$ 428,888
2021 Notes [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
conversion price			$ 3.14
Convertion of debt into shares			1,802,193
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Note principal amount					$ 5,230,000	$ 5,230,000					$ 3,961,000
Debt instrument interest rate											6.00%			6.00%
Initial public offering											$ 20,000,000
conversion price					$ 3.25	$ 3.25					$ 3.25
Debt instrument fair value											$ 373,000
Fair value of put option											64,342
Debt instrument equity financing minimum					$ 500,000	$ 500,000
Embedded feature debt, description					The Company analyzed the embedded features of the 2021 Notes and determined that the 2021 Notes contained (i) an automatic conversion upon a Qualified Debt Financing which did not require bifurcation, (ii) an automatic conversion upon a Qualified Equity Financing at a fixed price of $3.25 per share which did not require bifurcation, (iii) an automatic conversion upon a Change of Control at a fixed price of $3.25 per share which did not require bifurcation, and (iv) a redemption feature upon default which did not require bifurcation.	The Company analyzed the embedded features of the 2021 Notes and determined that the 2021 Notes contained (i) an automatic conversion upon a Qualified Debt Financing which did not require bifurcation, (ii) an automatic conversion upon a Qualified Equity Financing at a fixed price of $3.25 per share which did not require bifurcation, (iii) an automatic conversion upon a Change of Control at a fixed price of $3.25 per share which did not require bifurcation, and (iv) a redemption feature upon default which did not require bifurcation.
Cash fee rate for placement agent fees		8.00%		8.00%									8.00%
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | Predecessor [Member]
Short-Term Debt [Line Items]
Placement agent fees		$ 228,236		$ 228,236									$ 228,236
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | IPO [Member]
Short-Term Debt [Line Items]
Initial public offering											$ 20,000,000
Price per share rate											80.00%
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Due to related parties											$ 25,000
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | Related Party [Member] | 2021 Notes [Member]
Short-Term Debt [Line Items]
Issued to related party					$ 3,150,000	$ 3,150,000

[1]	See Note 9 – “Stockholders’ Permanent and Temporary Equity” for details of the registration delay liability.